Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
February 28, 2025
XS7-NPRT1-0425
1.968012.111
Common Stocks - 96.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)	1,088	1,440,577
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	215,400	40,566,474

TOTAL BELGIUM		40,566,474
CANADA - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (d)(e)	480,415	4,911,241
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States) (e)	61,500	2,708,460
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (d)	76,700	8,210,735
IT Services - 0.4%
Shopify Inc Class A (d)	549,690	61,566,800
Materials - 0.1%
Metals & Mining - 0.1%
Barrick Gold Corp	593,000	10,517,629
TOTAL CANADA		87,914,865
CHINA - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	63,800	8,454,138
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	200,400	6,154,284
Trip.com Group Ltd ADR	54,900	3,111,732
		9,266,016
TOTAL CONSUMER DISCRETIONARY		17,720,154

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(c)	570,188	1,066,252
Health Care - 0.3%
Biotechnology - 0.3%
Beigene Ltd ADR (d)	164,739	44,776,060
Zai Lab Ltd ADR (d)	72,200	2,501,008
		47,277,068
TOTAL CHINA		66,063,474
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (d)	9,489	1,485,787
Zealand Pharma A/S (d)	248,800	22,944,272

TOTAL DENMARK		24,430,059
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR (e)	5,927,700	28,452,960
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	85	3,085
DNA Script SAS (b)(c)(d)	324	11,774

TOTAL FRANCE		14,859
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	41,200	10,522,298
Birkenstock Holding Plc (d)	84,000	4,156,320
		14,678,618
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (d)	56,402	6,368,913
TOTAL GERMANY		21,047,531
INDIA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (d)	176,750	17,013,956
Zomato Ltd (d)	2,843,600	7,269,818
		24,283,774
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	844,818	11,651,034
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	269,922	16,632,594
Financial Services - 0.0%
Jio Financial Services Ltd (d)	402,359	962,069
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (d)	646,600	1,856,002
TOTAL INDIA		55,385,473
IRELAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Circle Internet Financial LLC (b)	137,221	3,986,270
Health Care - 0.2%
Biotechnology - 0.2%
Prothena Corp PLC (d)(e)	758,905	11,998,288
Pharmaceuticals - 0.0%
GH Research PLC (d)	202,900	2,055,377
TOTAL HEALTH CARE		14,053,665

Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	23,600	8,224,600
TOTAL IRELAND		26,264,535
ISRAEL - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (d)(e)	268,771	12,798,875
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	7,116	19,854
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	20,595	31,922
		51,776
TOTAL ISRAEL		12,850,651
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	10,545	511,749
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	827,500	11,112,024
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (d)	149,000	3,322,700
Kioxia Holdings Corp (d)	248,400	4,423,429
		7,746,129
TOTAL JAPAN		18,858,153
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	57,823	2,165,781
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (d)	215,800	5,744,596
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (d)	166,560	104,045,035
Pharmaceuticals - 0.0%
Pharvaris NV (d)	285,239	4,535,300
TOTAL HEALTH CARE		108,580,335

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	885	627,536
TOTAL NETHERLANDS		109,207,871
SWITZERLAND - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
On Holding AG Class A (d)(e)	1,501,206	72,778,468
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (d)(e)	145,400	6,385,968
Idorsia Ltd (d)(e)	317,034	481,019
		6,866,987
Pharmaceuticals - 0.1%
Galderma Group AG	73,920	9,000,238
TOTAL HEALTH CARE		15,867,225

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	1,241	191,151
TOTAL SWITZERLAND		88,836,844
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	193,468	34,926,778
UNITED KINGDOM - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	221,200	11,071,251
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)	1,828	1,581,987
TOTAL FINANCIALS		12,653,238

Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (d)	244,570	7,183,021
TOTAL UNITED KINGDOM		19,836,259
UNITED STATES - 93.2%
Communication Services - 12.5%
Entertainment - 1.6%
Electronic Arts Inc	2,754	355,596
Netflix Inc (d)	263,429	258,307,940
ROBLOX Corp Class A (d)	242,500	15,432,700
Roku Inc Class A (d)	58,176	4,858,278
Spotify Technology SA (d)	1,800	1,094,418
Walt Disney Co/The	8,076	919,049
		280,967,981
Interactive Media & Services - 10.6%
Alphabet Inc Class A	3,713,480	632,331,375
Alphabet Inc Class C	2,255,360	388,418,099
Epic Games Inc (b)(c)(d)	11,800	7,716,492
IAC Inc Class A (d)	6,700	309,674
Meta Platforms Inc Class A	1,122,230	749,874,086
Pinterest Inc Class A (d)	135,400	5,007,092
Reddit Inc Class A	113,938	18,432,890
Reddit Inc Class B (d)	46,152	7,466,470
Snap Inc Class A (d)	2,445,703	25,068,456
		1,834,624,634
Media - 0.0%
Comcast Corp Class A	28,300	1,015,403
Trade Desk Inc (The) Class A (d)	63,700	4,479,384
		5,494,787
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	224,053	60,424,854
TOTAL COMMUNICATION SERVICES		2,181,512,256

Consumer Discretionary - 16.0%
Automobiles - 1.4%
Neutron Holdings Inc (b)(c)(d)	438,358	28,405
Rad Power Bikes Inc (b)(c)(d)	249,183	34,886
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	181,375	63,481
Rivian Automotive Inc Class A (d)(e)	475,619	5,631,329
Tesla Inc (d)	828,505	242,735,395
		248,493,496
Broadline Retail - 7.6%
Amazon.com Inc (d)	5,920,360	1,256,774,022
Etsy Inc (d)	15,481	792,472
Ollie's Bargain Outlet Holdings Inc (d)	580,737	60,112,087
		1,317,678,581
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (d)	11,700	3,651,219
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (d)	63,200	8,776,584
Booking Holdings Inc	17,872	89,646,131
Brinker International Inc (d)	30,800	5,076,764
Cava Group Inc (d)	28,450	2,703,604
Chipotle Mexican Grill Inc (d)	523,250	28,239,803
DoorDash Inc Class A (d)	42,700	8,473,388
Dutch Bros Inc Class A (d)	3,700	292,891
Expedia Group Inc Class A	32,800	6,493,088
Hyatt Hotels Corp Class A (e)	3,983	561,403
Marriott International Inc/MD Class A1	81,450	22,842,653
McDonald's Corp	2,925	901,864
Shake Shack Inc Class A (d)	22,436	2,436,550
Sonder Holdings Inc Stage 1 rights (b)(d)	14,240	0
Sonder Holdings Inc Stage 2 rights (b)(d)	14,240	0
Sonder Holdings Inc Stage 3 rights (b)(d)	14,239	0
Sonder Holdings Inc Stage 4 rights (b)(d)	14,239	0
Sonder Holdings Inc Stage 5 rights (b)(d)	14,238	0
Sonder Holdings Inc Stage 5 rights (b)(d)	14,238	0
Starbucks Corp	98,553	11,413,423
Sweetgreen Inc Class A (d)	267,302	6,083,794
Viking Holdings Ltd	59,400	2,857,140
Wingstop Inc	10,900	2,559,102
		199,358,182
Household Durables - 0.5%
Garmin Ltd	206,000	47,159,580
SharkNinja Inc (d)	313,400	32,935,206
Toll Brothers Inc	8,600	960,104
		81,054,890
Leisure Products - 0.0%
Peloton Interactive Inc Class A (d)	209,142	1,574,839
Specialty Retail - 2.0%
Carvana Co Class A (d)	105,900	24,685,290
Dick's Sporting Goods Inc	112,600	25,346,260
Fanatics Inc Class A (b)(c)(d)	180,405	10,824,300
Floor & Decor Holdings Inc Class A (d)	50,200	4,850,826
Home Depot Inc/The	234,877	93,152,218
Lowe's Cos Inc	110,973	27,592,327
Revolve Group Inc Class A (d)(e)	520,423	13,822,435
RH (d)	13,429	4,325,078
Ross Stores Inc	43,400	6,089,888
TJX Cos Inc/The	725,872	90,559,791
Wayfair Inc Class A (d)(e)	1,202,820	47,571,531
		348,819,944
Textiles, Apparel & Luxury Goods - 3.4%
Crocs Inc (d)	21,000	2,090,970
Deckers Outdoor Corp (d)	1,266,900	176,555,184
Figs Inc Class A (d)	55,000	251,350
Lululemon Athletica Inc (d)	763,858	279,274,123
NIKE Inc Class B	185,754	14,754,440
Skechers USA Inc Class A (d)	1,697,238	103,514,546
Tory Burch LLC Class A (b)(c)(d)(f)	248,840	10,919,099
		587,359,712
TOTAL CONSUMER DISCRETIONARY		2,787,990,863

Consumer Staples - 2.7%
Beverages - 0.8%
Coca-Cola Co/The	1,147,607	81,721,094
Constellation Brands Inc Class A	8,000	1,404,000
Keurig Dr Pepper Inc	599,771	20,104,324
Monster Beverage Corp (d)	120,770	6,600,081
PepsiCo Inc	182,764	28,048,791
		137,878,290
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc	370,700	7,799,528
Costco Wholesale Corp	88,644	92,952,986
Dollar Tree Inc (d)	8,800	641,168
Kroger Co/The	157,440	10,205,261
Maplebear Inc (d)	20,545	844,194
Target Corp	122,063	15,165,107
Walgreens Boots Alliance Inc	755,600	8,069,808
Walmart Inc	101,400	9,999,054
		145,677,106
Food Products - 0.1%
Archer-Daniels-Midland Co	1,500	70,800
Bunge Global SA	36,654	2,719,360
Hershey Co/The	10,000	1,727,100
Mondelez International Inc	40,817	2,621,676
Simply Good Foods Co/The (d)	90,700	3,423,925
WK Kellogg Co (e)	47,900	949,378
		11,512,239
Household Products - 0.2%
Church & Dwight Co Inc	26,821	2,982,495
Clorox Co/The	10,900	1,704,651
Colgate-Palmolive Co	34,191	3,117,193
Procter & Gamble Co/The	138,378	24,055,632
		31,859,971
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)	553,828	814,127
Beauty Health Co/The Class A (d)(e)	1,100,098	1,617,144
BellRing Brands Inc (d)	36,100	2,645,408
Kenvue Inc	51,900	1,224,840
		6,301,519
Tobacco - 0.8%
JUUL Labs Inc Class A (b)(c)(d)	2,069,029	2,089,719
Philip Morris International Inc	853,800	132,578,064
		134,667,783
TOTAL CONSUMER STAPLES		467,896,908

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	88,600	3,950,674
Halliburton Co	80,400	2,120,148
		6,070,822
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	6,700	850,498
Eqt Corp	172,500	8,309,325
Exxon Mobil Corp	4,600	512,118
Range Resources Corp	511,800	18,998,016
Valero Energy Corp	33,000	4,314,090
		32,984,047
TOTAL ENERGY		39,054,869

Financials - 4.5%
Banks - 0.6%
Bank of America Corp	887,717	40,923,754
JPMorgan Chase & Co	131,523	34,807,562
Wells Fargo & Co	294,900	23,096,568
		98,827,884
Capital Markets - 1.1%
Blackrock Inc	28,597	27,961,575
Carlyle Group Inc/The	8,200	408,687
Coinbase Global Inc Class A (d)	117,500	25,335,350
Goldman Sachs Group Inc/The	80,650	50,187,689
Robinhood Markets Inc Class A (d)	1,639,100	82,118,910
		186,012,211
Consumer Finance - 0.1%
American Express Co	71,400	21,488,544
Financial Services - 2.6%
Apollo Global Management Inc	113,300	16,912,291
Block Inc Class A (d)	77,785	5,079,361
Mastercard Inc Class A	299,449	172,575,453
PayPal Holdings Inc (d)	4,227	300,328
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	16,498	21,777
Toast Inc Class A (d)	573,700	22,144,820
Visa Inc Class A	671,212	243,455,305
		460,489,335
Insurance - 0.1%
Progressive Corp/The	47,700	13,451,400
TOTAL FINANCIALS		780,269,374

Health Care - 8.8%
Biotechnology - 4.8%
AbbVie Inc	102,749	21,477,623
Absci Corp (d)(e)	1,354,333	5,214,182
Aerovate Therapeutics Inc (b)(c)(h)	226,409	1,092,444
Akouos Inc (b)(d)	200,563	36,101
Alector Inc (d)	959,655	1,573,834
Allogene Therapeutics Inc (d)(e)	497,400	969,930
Alnylam Pharmaceuticals Inc (d)	360,231	88,887,000
Amgen Inc	99,604	30,684,008
Annexon Inc (d)	728,040	1,922,026
Apellis Pharmaceuticals Inc (d)	139,500	3,508,425
Apogee Therapeutics Inc (d)	411,336	12,932,404
Arcellx Inc (d)	189,100	12,257,462
Arrowhead Pharmaceuticals Inc (d)(e)	273,118	5,164,661
aTyr Pharma Inc (d)(e)	888,331	3,513,349
Avidity Biosciences Inc (d)	900,512	27,591,688
Beam Therapeutics Inc (d)	54,500	1,435,530
Biogen Inc (d)	1,242	174,501
Biohaven Ltd (d)	45,400	1,687,972
Biomea Fusion Inc (d)(e)	520,427	1,504,034
Boundless Bio Inc (d)	277,516	535,606
CAMP4 Therapeutics Corp (e)	39,900	195,909
Candel Therapeutics Inc (d)	59,500	534,013
Caris Life Sciences Inc (b)(c)(d)	396,011	1,378,118
Cartesian Therapeutics Inc (d)	90,831	1,711,256
Century Therapeutics Inc (d)(e)	61,800	42,197
Cibus Inc Class A (d)(e)	368,432	755,286
Crinetics Pharmaceuticals Inc (d)	141,500	5,062,870
Day One Biopharmaceuticals Inc (d)(e)	240,000	2,174,400
Denali Therapeutics Inc (d)	366,600	6,070,896
Deverra Therapeutics (b)(d)	20,487	0
Dianthus Therapeutics Inc (d)(e)	254,484	5,496,854
Disc Medicine Inc rights (b)(d)	16,600	0
Dyne Therapeutics Inc (d)	320,600	4,363,366
Entrada Therapeutics Inc (d)(e)	74,969	895,130
Exact Sciences Corp (d)	47,700	2,261,457
Foghorn Therapeutics Inc (d)(e)	388,512	1,884,283
Generation Bio CO (d)	264,560	153,445
Geron Corp (d)	983,976	1,731,798
GlycoMimetics Inc (b)(c)(g)(h)	7,381,863	1,752,971
Ideaya Biosciences Inc (d)	1,116,600	22,968,462
Immunome Inc (d)(e)	276,797	2,601,892
Immunovant Inc (d)	1,060,400	21,844,240
Immunovant Inc (c)	84,659	1,743,975
Ionis Pharmaceuticals Inc (d)	2,011,369	66,757,337
Janux Therapeutics Inc (d)	366,808	12,064,315
Korro Bio Inc (d)	15,957	400,042
Korro Bio Inc (c)(d)	16,996	426,090
Krystal Biotech Inc (d)	182,100	32,641,425
Kymera Therapeutics Inc (d)	307,500	9,640,125
Lexicon Pharmaceuticals Inc (d)(e)	4,179,650	2,923,665
Metsera Inc (e)	585,491	14,508,467
Metsera Inc (i)	109,069	2,702,730
Moderna Inc (d)	1,343,641	41,599,125
Monte Rosa Therapeutics Inc (d)	241,100	1,326,050
MoonLake Immunotherapeutics Class A (d)	110,500	4,614,480
Nurix Therapeutics Inc (d)	160,700	2,482,815
Nuvalent Inc Class A (d)	440,325	33,015,569
ORIC Pharmaceuticals Inc (d)	63,308	508,363
Oruka Therapeutics Inc	78,239	794,126
Recursion Pharmaceuticals Inc Class A (d)(e)	314,800	2,364,148
Regeneron Pharmaceuticals Inc	61,371	42,882,373
Revolution Medicines Inc (d)	368,302	15,004,623
Roivant Sciences Ltd (d)(e)	4,356,500	46,788,810
Sana Biotechnology Inc (d)(e)	2,585,400	6,747,894
Scholar Rock Holding Corp (d)	920,081	35,717,545
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	44,550	1,413,138
Seres Therapeutics Inc (d)(e)	1,656,670	1,257,910
Sigilon Therapeutics Inc rights (b)(d)	3,192	26,940
SpringWorks Therapeutics Inc (d)(e)	1,021,399	58,996,006
Spyre Therapeutics Inc (d)	348,404	6,863,559
Summit Therapeutics Inc (d)(e)	465,983	9,641,188
Taysha Gene Therapies Inc (d)(e)	1,008,801	1,614,082
Tectonic Therapeutic Inc (d)(e)	132,978	3,361,684
Tectonic Therapeutic Inc (c)	42,727	1,080,138
UNITY Biotechnology Inc warrants 8/22/2027 (d)	700,000	1,961
Upstream Bio Inc	79,700	632,021
Vaxcyte Inc (d)	235,490	17,195,480
Vera Therapeutics Inc Class A (d)	150,482	4,503,926
Vertex Pharmaceuticals Inc (d)	45,893	22,019,002
Verve Therapeutics Inc (d)	55,300	350,049
Viking Therapeutics Inc (d)(e)	603,200	17,414,384
Vor BioPharma Inc (d)	246,032	265,715
		830,332,898
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	21,801	3,008,756
Blink Health LLC Class A1 (b)(c)(d)	28,770	1,037,734
Boston Scientific Corp (d)	47,400	4,919,646
Ceribell Inc	59,700	1,387,428
Dexcom Inc (d)	89,884	7,943,049
GE HealthCare Technologies Inc	42,600	3,721,110
Inspire Medical Systems Inc (d)	6,850	1,271,292
Insulet Corp (d)	6,060	1,649,956
Intuitive Surgical Inc (d)	202,573	116,104,715
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	3,109	38,707
Novocure Ltd (d)	1,566,100	29,865,527
PROCEPT BioRobotics Corp (d)	387,962	24,961,475
		195,909,395
Health Care Providers & Services - 0.1%
Alignment Healthcare Inc (d)	452,322	7,096,932
RadNet Inc (d)	19,500	1,081,665
UnitedHealth Group Inc	31,054	14,749,408
		22,928,005
Health Care Technology - 0.0%
Prognomiq Inc (b)(d)	36,200	9,050
Life Sciences Tools & Services - 0.0%
10X Genomics Inc Class B (d)(j)	570,857	6,102,461
Danaher Corp	2,733	567,808
		6,670,269
Pharmaceuticals - 2.8%
Adimab LLC (b)(c)(d)(f)	762,787	3,791,051
Adimab LLC (b)(c)(f)	762,787	13,814,073
Alto Neuroscience Inc (d)(e)	97,100	271,880
Arvinas Inc (d)	25,400	449,580
Atea Pharmaceuticals Inc (d)	141,900	429,957
Bristol-Myers Squibb Co	86,365	5,149,081
Dragonfly Therapeutics Inc (b)(c)	126,113	4,060,839
Eli Lilly & Co	452,200	416,308,886
Harmony Biosciences Holdings Inc (d)	411,323	13,923,284
Maze Therapeutics Inc (e)	65,500	801,065
Merck & Co Inc	37,400	3,450,150
Nuvation Bio Inc Class A (d)	3,726,802	7,341,800
Optinose Inc (d)(e)	97,448	566,173
Optinose Inc warrants 11/23/2027 (d)	206,400	819
Pfizer Inc	12,100	319,803
Rapport Therapeutics Inc (d)	399,053	4,002,502
Roche Holding AG rights (b)(d)	858,559	1,356,523
Sienna Biopharmaceuticals Inc (b)(d)	589,618	6
Skyhawk Therapeutics Inc (b)(c)(d)	126,063	1,612,346
Structure Therapeutics Inc ADR (d)	222,277	5,279,079
		482,928,897
TOTAL HEALTH CARE		1,538,778,514

Industrials - 2.9%
Aerospace & Defense - 1.0%
AeroVironment Inc (d)	7,700	1,152,074
Boeing Co (d)	78,686	13,740,936
GE Aerospace	77,700	16,082,346
Karman Holdings Inc	36,500	1,151,210
Lockheed Martin Corp	5,360	2,413,983
Space Exploration Technologies Corp (b)(c)(d)	768,298	142,135,130
Standardaero Inc (e)	76,600	2,162,418
		178,838,097
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	15,284	1,819,255
Building Products - 0.0%
AZEK Co Inc/The Class A (d)	109,200	5,116,020
Commercial Services & Supplies - 0.0%
Veralto Corp	5,677	566,338
Construction & Engineering - 0.1%
Fluor Corp (d)	299,800	11,401,394
Quanta Services Inc	33,100	8,593,753
WillScot Holdings Corp	12,700	418,465
		20,413,612
Electrical Equipment - 0.4%
Eaton Corp PLC	138,944	40,755,054
Emerson Electric Co	68,549	8,336,244
GE Vernova Inc	16,650	5,580,747
Generac Holdings Inc (d)	30,900	4,207,035
NEXTracker Inc Class A (d)	25,000	1,100,500
Vertiv Holdings Co Class A	80,300	7,642,151
		67,621,731
Ground Transportation - 0.6%
Avis Budget Group Inc (d)(e)	205,400	16,228,654
Lyft Inc Class A (d)	102,100	1,362,014
Uber Technologies Inc (d)	747,104	56,787,375
Union Pacific Corp	113,661	28,039,032
		102,417,075
Industrial Conglomerates - 0.1%
3M Co	45,480	7,054,858
Honeywell International Inc	16,483	3,509,065
		10,563,923
Machinery - 0.2%
Caterpillar Inc	55,160	18,972,282
Deere & Co	19,452	9,352,327
Illinois Tool Works Inc	31,053	8,197,371
		36,521,980
Passenger Airlines - 0.5%
Alaska Air Group Inc (d)	41,200	2,977,936
American Airlines Group Inc (d)(e)	592,900	8,508,115
Delta Air Lines Inc	334,690	20,121,563
JetBlue Airways Corp (d)	899,714	5,866,135
Southwest Airlines Co	632,237	19,637,281
United Airlines Holdings Inc (d)	302,625	28,389,251
Wheels Up Experience Inc Class A rights (b)(d)	23,018	0
Wheels Up Experience Inc Stage 1 rights (b)(d)	23,018	0
Wheels Up Experience Inc Stage 3 rights (b)(d)	23,018	1
		85,500,282
Professional Services - 0.0%
Paylocity Holding Corp (d)	12,797	2,614,299
TOTAL INDUSTRIALS		511,992,612

Information Technology - 45.1%
Communications Equipment - 1.0%
Arista Networks Inc	545,728	50,779,990
Ciena Corp (d)	1,440,459	114,617,323
Lumentum Holdings Inc (d)	69,100	4,859,803
		170,257,116
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp (d)	301,890	22,699,109
Corning Inc	53,400	2,678,009
Zebra Technologies Corp Class A (d)	46,100	14,523,805
		39,900,923
IT Services - 0.9%
Akamai Technologies Inc (d)	89,500	7,220,860
Cloudflare Inc Class A (d)	730,781	106,182,479
IBM Corporation	69,695	17,593,806
Kyndryl Holdings Inc (d)	218,000	8,301,440
MongoDB Inc Class A (d)	25,741	6,883,916
Okta Inc Class A (d)	110,581	10,006,475
Snowflake Inc Class A (d)	28,125	4,980,938
Twilio Inc Class A (d)	16,700	2,002,831
X Holdings Corp Class A (b)(c)(d)	22,630	1,530,466
		164,703,211
Semiconductors & Semiconductor Equipment - 18.2%
Advanced Micro Devices Inc (d)	142,536	14,233,645
Applied Materials Inc	273,585	43,245,581
ARM Holdings PLC ADR (d)(e)	57,700	7,598,513
Astera Labs Inc (d)	874,012	64,982,792
Broadcom Inc	848,750	169,266,213
Cirrus Logic Inc (d)	6,666	694,664
First Solar Inc (d)	5,850	796,653
GlobalFoundries Inc (d)	131,500	5,098,255
Impinj Inc (d)	168,874	16,323,361
KLA Corp	41,586	29,477,820
Lam Research Corp	129,400	9,930,156
Lattice Semiconductor Corp (d)	29,700	1,851,498
Marvell Technology Inc	921,541	84,615,895
Micron Technology Inc	38,931	3,645,110
Monolithic Power Systems Inc	17,600	10,753,776
NVIDIA Corp	20,364,000	2,543,870,880
ON Semiconductor Corp (d)	240,500	11,315,525
QUALCOMM Inc	115,009	18,075,965
Silicon Laboratories Inc (d)	395,018	55,421,025
SiTime Corp (d)	207,435	32,183,540
Teradyne Inc	108,450	11,914,317
Texas Instruments Inc	68,794	13,482,936
Wolfspeed Inc (d)(e)	59,729	345,233
		3,149,123,353
Software - 14.2%
Adobe Inc (d)	112,812	49,474,831
Appfolio Inc Class A (d)	20,200	4,332,900
AppLovin Corp Class A (d)	159,600	51,988,104
Asapp Inc warrants 8/28/2028 (b)(c)(d)	250,984	356,397
Atlassian Corp Class A (d)	4,626	1,314,987
Autodesk Inc (d)	63,042	17,286,747
Celestial AI Inc (b)(c)	10,863	160,943
Clear Secure Inc Class A	146,700	3,478,257
Confluent Inc Class A (d)	693,800	22,021,212
Coreweave Inc Class A (b)(c)	29,671	27,888,960
Crowdstrike Holdings Inc Class A (d)	120,933	47,122,753
Datadog Inc Class A (d)	106,080	12,363,624
DocuSign Inc (d)	56,400	4,690,788
Elastic NV (d)	59,294	6,899,450
Figma Inc Class A (b)(c)	84,629	2,358,610
Freshworks Inc Class A (d)	70,100	1,195,906
HubSpot Inc (d)	56,967	41,243,538
Intuit Inc	73,194	44,929,405
Microsoft Corp	3,042,666	1,207,907,975
Monday.com Ltd (d)	57,700	17,123,629
Nutanix Inc Class A (d)	3,470,900	266,877,501
Oracle Corp	1,053,104	174,878,450
Palantir Technologies Inc Class A (d)	292,300	24,822,116
Palo Alto Networks Inc (d)	27,500	5,236,825
Rubrik Inc Class A (d)	130,900	8,524,208
SailPoint Inc (e)	83,900	2,013,600
Salesforce Inc	821,749	244,757,940
Samsara Inc Class A (d)	83,900	4,000,352
SentinelOne Inc Class A (d)	23,500	484,805
Servicenow Inc (d)	127,250	118,311,960
ServiceTitan Inc Class A (d)(e)	7,800	740,532
Stripe Inc Class B (b)(c)(d)	43,500	1,466,820
Synopsys Inc (d)	7,200	3,292,416
Workday Inc Class A (d)	43,832	11,542,719
Zoom Communications Inc Class A (d)	340,203	25,072,961
Zscaler Inc (d)	102,865	20,185,199
		2,476,347,420
Technology Hardware, Storage & Peripherals - 10.6%
Apple Inc	6,575,228	1,590,153,140
Pure Storage Inc Class A (d)	4,373,386	229,471,563
Sandisk Corp/DE	390,866	18,312,072
Western Digital Corp (d)	130,500	6,385,365
		1,844,322,140
TOTAL INFORMATION TECHNOLOGY		7,844,654,163

Materials - 0.3%
Chemicals - 0.0%
Albemarle Corp	4,600	354,338
Corteva Inc	85,300	5,372,194
Farmers Business Network Inc (b)(d)	21,002	50,615
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	468,740	1,124,976
		6,902,123
Containers & Packaging - 0.0%
Smurfit WestRock PLC	134,300	6,993,001
Metals & Mining - 0.3%
Freeport-McMoRan Inc	893,700	32,986,467
TOTAL MATERIALS		46,881,591

Real Estate - 0.2%
Health Care REITs - 0.0%
Welltower Inc	8,200	1,258,782
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (d)	74,300	10,546,142
Zillow Group Inc Class C (d)	80,000	6,132,800
		16,678,942
Specialized REITs - 0.1%
American Tower Corp	48,598	9,992,721
Equinix Inc	3,200	2,894,784
		12,887,505
TOTAL REAL ESTATE		30,825,229

TOTAL UNITED STATES		16,229,856,379
TOTAL COMMON STOCKS (Cost $6,349,000,662)		16,874,375,868

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(c)	857,900	2,491,256
Neutron Holdings Inc 4% 6/12/2027 (b)(c)	25,455	73,918
Neutron Holdings Inc 7.5% 10/29/2026 (b)(c)(k)	1,550,362	2,010,975
		4,576,149
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (b)(c)(l)	343,200	354,869
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (b)(c)	408,689	435,131
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (b)(c)	751,000	852,385
TOTAL HEALTH CARE		1,287,516

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (b)(c)	12,651	13,030
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(c)	1,070,749	1,196,241
TOTAL INFORMATION TECHNOLOGY		1,209,271

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 9/28/2025 (b)(c)	539,051	794,939
TOTAL UNITED STATES		8,222,744
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,559,057)		8,222,744

Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	924	1,223,432
Canva Inc Series A2 (b)(c)(d)	168	222,442

TOTAL AUSTRALIA		1,445,874
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	9,503	2,297,589
AgomAb Therapeutics SA Series D (b)(c)	1,999	497,555

TOTAL BELGIUM		2,795,144
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	129,534	1,420,988
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA Series D-6 (b)(c)(d)	1,136,853	773,060
Information Technology - 0.0%
Software - 0.0%
Taalas Inc (b)(c)	24,600	1,350,870
TOTAL CANADA		3,544,918
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (b)(c)(d)	84,766	23,819,246
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	13,569	2,625,278
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(c)	225,686	6,757,039
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	4	172
DNA Script SAS Series C (b)(c)(d)	2,060	480,363

TOTAL FRANCE		480,535
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (b)(c)	45,049	2,694,381
Meesho Series E (b)(c)	7,504	448,814
Meesho Series E1 (b)(c)	4,566	273,092
Meesho Series F (b)(c)(d)	69,426	4,224,572

TOTAL INDIA		7,640,859
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)	1,613,647	1,403,873
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(c)	134,000	494,272
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	167,386	1,052,858
Xsight Labs Ltd Series E (b)(c)	102,977	806,310
Xsight Labs Ltd Series E1 (b)(c)	23,720	221,308
		2,080,476
TOTAL ISRAEL		3,978,621
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	760,965	1,537,149
UNITED STATES - 2.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(c)(d)	5,678,726	367,981
Rad Power Bikes Inc Series A (b)(c)(d)	32,487	4,548
Rad Power Bikes Inc Series C (b)(c)(d)	127,831	51,132
Rad Power Bikes Inc Series D (b)(c)(d)	215,900	144,654
Waymo LLC Series A2 (b)(c)(d)	10,731	678,521
Waymo LLC Series C2 (b)(c)	6,310	484,987
		1,731,823
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	1,400	345,828
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	190,858	1,112,702
Freenome Holdings Inc Series D (b)(c)(d)	91,538	568,451
Laronde Inc Series B (b)(c)(d)	66,432	1,770,413
		3,451,566
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	26,833	943,717
GoBrands Inc Series H (b)(c)(d)	21,372	963,236
		1,906,953
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	338,565	3
AgBiome LLC Series D (b)(c)(d)	126,371	13,901
		13,904
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	6,648	6,714
TOTAL CONSUMER STAPLES		1,927,571

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	100,800	1,275,119
Paragon Biosciences Emalex Capital Inc Series B (b)(c)(d)	198,234	2,442,243
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	115,792	1,442,768
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	214,900	2,686,250
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	44,427	529,126
Saluda Medical Inc (b)(c)	42,508	370,670
Saluda Medical Inc Series D (b)(c)(d)	109,988	919,500
Saluda Medical Inc Series E (b)(c)(d)	246,641	1,595,767
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	40,678	3,028,070
Tenstorrent Holdings Inc Series D1 (b)(c)	41,795	3,295,119
Tenstorrent Holdings Inc Series D2 (b)(c)	11,638	885,535
		18,470,167
Health Care - 0.5%
Biotechnology - 0.4%
Altos Labs Inc Series B (b)(c)(d)	122,084	3,054,542
Altos Labs Inc Series C (b)(c)	26,465	662,154
Ankyra Therapeutics Series B (b)(c)(d)	257,347	1,253,280
Asimov Inc Series B (b)(c)(d)	15,783	456,760
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	239,403	387,833
Bright Peak Therapeutics Inc. Series C (b)(c)	613,036	698,861
Cardurion Pharmaceuticals Inc Series B (b)(c)	292,510	1,433,299
Caris Life Sciences Inc Series D (b)(c)(d)	255,590	889,453
Castle Creek Biosciences Inc Series B (b)(c)(d)	4,910	1,029,234
Castle Creek Biosciences Inc Series C (b)(c)(d)	2,570	634,790
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	4,460	989,986
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	1,412	280,000
CELLANOME Inc Series B (b)(c)(d)	274,637	2,051,538
City Therapeutics Inc Series A (b)(c)	196,252	2,148,959
Cleerly Inc Series C (b)(c)(d)	272,438	3,206,595
Element Biosciences Inc Series B (b)(c)(d)	250,956	1,623,685
Element Biosciences Inc Series C (b)(c)(d)	101,911	937,581
Element Biosciences Inc Series D (b)(c)	52,404	349,011
Element Biosciences Inc Series D1 (b)(c)	52,404	349,011
ElevateBio LLC Series C (b)(c)(d)	332,500	861,175
Generate Biomedicines Inc Series B (b)(c)(d)	157,390	1,865,072
Generate Biomedicines Inc Series C (b)(c)(d)	240,013	2,844,155
Genesis Therapeutics Inc Series D (b)(c)(d)	402,516	2,250,064
Inscripta Inc Series D (b)(c)(d)	308,833	731,934
Inscripta Inc Series E (b)(c)(d)	222,357	667,071
Intarcia Therapeutics Inc Series EE (b)(c)(d)	116,544	1
LifeMine Therapeutics Inc Series C (b)(c)(d)	1,780,790	1,317,785
National Resilience Inc Series B (b)(c)(d)	251,448	6,952,538
National Resilience Inc Series C (b)(c)(d)	44,850	1,240,103
Odyssey Therapeutics Inc Series B (b)(c)(d)	468,023	2,560,086
Odyssey Therapeutics Inc Series C (b)(c)(d)	215,628	1,106,171
Parabilis Medicines Inc Series D (b)(c)(d)	247,595	1,500,426
Parabilis Medicines Inc Series E (b)(c)	114,541	729,626
Saliogen Therapeutics Inc Series B (b)(c)(d)	8,766	2,805
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	481,325	1,386,216
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	256,702	831,714
T-Knife Therapeutics Inc Series B (b)(c)(d)	199,356	271,124
Treeline Biosciences Series A (b)(c)(d)	289,700	1,938,093
Treeline Biosciences Series A1 (b)(c)(d)	143,637	991,095
Triveni Bio Inc Series B (b)(c)	1,221,168	1,270,015
		53,753,841
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	197,068	7,108,243
Blink Health LLC Series C1 (b)(c)(d)	84,687	3,054,660
Blink Health LLC Series D (b)(c)	63,464	2,289,146
Medical Microinstruments Inc/Italy Series C (b)(c)	53,171	1,779,102
		14,231,151
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	240,750	1,008,743
Conformal Medical Inc Series D (b)(c)(d)	55,260	269,115
Scorpion Therapeutics Inc Series B (b)(c)(d)	242,077	1,333,844
Scorpion Therapeutics Inc Series C1 (b)(c)	284,649	1,568,416
		4,180,118
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	22,992	895,309
Aledade Inc Series E1 (b)(c)(d)	17,916	697,649
Candid Therapeutics Series B (b)(c)	922,295	1,014,525
Omada Health Inc Series E (b)(c)(d)	435,062	2,070,895
Wugen Inc Series B (b)(c)(d)	96,718	367,528
		5,045,906
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	1,018,908	499,265
Kartos Therapeutics Inc Series C (b)(c)(d)	314,398	1,776,349
Kartos Therapeutics Inc Series D (b)(c)	105,952	598,946
Mirador Therapeutics Inc Series A (b)(c)	694,131	2,026,863
		4,901,423
TOTAL HEALTH CARE		82,112,439

Industrials - 0.6%
Aerospace & Defense - 0.6%
Anduril Industries Inc, Series F (b)(c)	67,505	2,607,043
Space Exploration Technologies Corp Series G (b)(c)(d)	53,937	99,783,450
		102,390,493
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)	44,809	1,638,665
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	10,986	1,140,676
Beta Technologies Inc Series B, 6% (b)(c)(d)	17,147	2,095,878
Beta Technologies Inc Series C, 6% (b)(c)	13,007	1,365,475
		4,602,029
TOTAL INDUSTRIALS		108,631,187

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp Series E (b)(c)(d)	814,561	456,154
Menlo Microsystems Inc Series C (b)(c)(d)	959,784	556,675
Vast Data Ltd Series A (b)(c)(d)	87,399	1,969,973
Vast Data Ltd Series A1 (b)(c)(d)	215,119	4,848,782
Vast Data Ltd Series A2 (b)(c)(d)	247,456	5,577,659
Vast Data Ltd Series B (b)(c)(d)	196,904	4,438,216
Vast Data Ltd Series C (b)(c)(d)	5,740	129,380
Vast Data Ltd Series E (b)(c)(d)	188,154	4,240,991
		22,217,830
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	43,548	806,944
Retym Inc Series C (b)(c)(d)	202,413	2,030,203
Retym Inc Series D (b)	50,214	531,766
SiMa Technologies Inc Series B (b)(c)(d)	338,113	2,048,965
SiMa Technologies Inc Series B1 (b)(c)(d)	22,648	161,480
		5,579,358
Software - 0.5%
Anthropic PBC Series D (b)(c)	65,931	3,859,601
Anthropic PBC Series E (b)(c)	11,600	650,644
Asapp Inc Series D (b)(c)(d)	437,448	769,908
Celestial AI Inc Series A (b)(c)	69,265	1,026,209
Celestial AI Inc Series B (b)(c)	52,121	772,209
Celestial AI Inc Series C1 (b)(c)	208,786	3,639,182
Coreweave Inc Series C (b)(c)	2,167	2,303,348
Crusoe Energy Systems LLC Series D (b)(c)	66,580	1,942,139
Databricks Inc Series G (b)(c)(d)	53,226	4,923,405
Databricks Inc Series H (b)(c)(d)	56,454	5,221,995
Databricks Inc Series J (b)(c)	21,183	1,959,428
Dataminr Inc Series D, 8% (b)(c)(d)	442,241	5,868,538
Evozyne Inc Series A (b)(c)(d)	101,400	1,679,184
Evozyne Inc Series B (b)(c)(d)	63,838	1,078,862
Lyte Ai Inc (b)(c)	178,058	2,248,873
Skyryse Inc Series B (b)(c)(d)	117,170	3,198,741
Stripe Inc Series H (b)(c)(d)	19,200	647,423
xAI Corp Series B (b)(c)	567,127	12,278,300
xAI Corp Series C (b)(c)	574,200	12,431,430
		66,499,419
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	121,541	7,917,181
Lightmatter Inc Series C2 (b)(c)(d)	19,091	1,266,305
Lightmatter Inc Series D (b)(c)	112,461	9,029,494
		18,212,980
TOTAL INFORMATION TECHNOLOGY		112,509,587

Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	15,988	38,531
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	355,446	8,857,714
TOTAL MATERIALS		8,896,245

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	16,253	506,606
Redwood Materials Series D (b)(c)(d)	6,752	210,460
		717,066
TOTAL UNITED STATES		338,793,479
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $298,943,134)		393,418,142

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d)	13,511	2,942,696
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (b)(c)(d)	219,824	257,194
TOTAL HEALTH CARE		3,199,890

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,760,543)		3,199,890

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 0% (b)(c)(l)	1,612,660	1,078,870
Kardium Inc/CA 10% 12/31/2026 (b)(c)	1,856,013	1,866,159

TOTAL CANADA		2,945,029
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(c)	181,375	202,510
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (b)(c)(m)	614,446	0
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(c)(l)	45,268	40,311
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(c)	352,096	363,109
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (b)(c)	177,030	199,247
TOTAL UNITED STATES		805,177
TOTAL PREFERRED SECURITIES (Cost $4,838,888)		3,750,206

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.35	40,210,924	40,218,966
Fidelity Securities Lending Cash Central Fund (n)(o)	4.35	178,936,886	178,954,780
TOTAL MONEY MARKET FUNDS (Cost $219,173,746)			219,173,746

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,882,276,030)	17,502,140,596
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(67,932,721)
NET ASSETS - 100.0%	17,434,207,875

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	285	Mar 2025	84,976,313	30	30

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $654,990,879 or 3.8% of net assets.

(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,702,730 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,102,461 or 0.0% of net assets.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Non-income producing - Security is in default.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	8,796,986

Adimab LLC	9/17/14 - 6/05/15	3,001,187

Aerovate Therapeutics Inc	10/30/24	1,345,035

AgBiome LLC Series C	6/29/18	2,144,369

AgBiome LLC Series D	9/03/21	749,101

AgomAb Therapeutics SA Series C	10/03/23	2,074,942

AgomAb Therapeutics SA Series D	10/22/24	517,403

AgomAb Therapeutics SA warrants 10/10/2033	10/03/23	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/24	0

Akeana Series C	1/23/24	1,286,289

Aledade Inc Series B1	5/07/21	880,380

Aledade Inc Series E1	5/20/22	892,475

Alif Semiconductor Series C	3/08/22	883,961

Altos Labs Inc Series B	7/22/22	2,337,713

Altos Labs Inc Series C	3/15/24	662,218

Anduril Industries Inc, Series F	8/07/24	1,467,329

Ankyra Therapeutics Series B	8/26/21	1,449,327

Ant International Co Ltd Class C	5/16/18	2,173,202

Anthropic PBC Series D	5/31/24	1,978,227

Anthropic PBC Series E	2/14/25	650,603

Asapp Inc Series D	8/29/23	1,689,205

Asapp Inc warrants 8/28/2028	8/29/23	0

Asimov Inc Series B	10/29/21	1,462,779

Beauty Health Co/The	12/08/20	5,538,280

Beta Technologies Inc Series A	4/09/21	804,944

Beta Technologies Inc Series B, 6%	4/04/22	1,769,056

Beta Technologies Inc Series C, 6%	10/24/24	1,488,911

Blink Health LLC Class A1	12/30/20 - 6/17/24	910,758

Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268

Blink Health LLC Series C1	7/15/22 - 2/02/24	3,290,001

Blink Health LLC Series D	6/17/24 - 6/25/24	2,665,488

Bolt Technology OU Series E	1/03/22	3,525,179

Bright Peak Therapeutics Inc. Series B	5/14/21	935,108

Bright Peak Therapeutics Inc. Series C	5/07/24	694,876

ByteDance Ltd Series E1	11/18/20	9,288,165

Candid Therapeutics Series B	8/27/24	1,106,754

Canva Inc Class A	3/18/24	1,160,527

Canva Inc Series A	9/22/23	985,595

Canva Inc Series A2	9/22/23	179,199

Cardurion Pharmaceuticals Inc Series B	7/10/24	1,432,597

Caris Life Sciences Inc	10/06/22	2,217,662

Caris Life Sciences Inc Series D	5/11/21	2,070,279

Castle Creek Biosciences Inc Series A4	9/29/16	4,471,547

Castle Creek Biosciences Inc Series B	10/09/18	2,022,184

Castle Creek Biosciences Inc Series C	12/09/19	1,058,455

Castle Creek Biosciences Inc Series D1	4/19/22	959,034

Castle Creek Biosciences Inc Series D2	6/28/21	242,100

Celestial AI Inc	2/25/25	160,943

Celestial AI Inc Series A	2/25/25	1,026,209

Celestial AI Inc Series B	2/25/25	772,209

Celestial AI Inc Series C1	2/25/25	3,639,182

CELLANOME Inc Series B	1/08/24	2,057,031

City Therapeutics Inc Series A	4/17/24	1,968,309

Cleerly Inc Series C	7/08/22	3,209,483

Conformal Medical Inc Series C	7/24/20	882,846

Conformal Medical Inc Series D	5/26/23	280,702

Coreweave Inc Class A	11/29/23 - 10/03/24	10,402,813

Coreweave Inc Series C	5/17/24	1,688,201

Crusoe Energy Systems LLC Series D	12/10/24	1,942,261

Databricks Inc Series G	2/01/21	3,146,861

Databricks Inc Series H	8/31/21	4,148,473

Databricks Inc Series J	12/17/24	1,959,428

Dataminr Inc Series D, 8%	2/18/15 - 3/06/15	5,638,573

Deep Genomics Inc Series C	7/21/21	1,878,398

Diamond Foundry Inc Series C	3/15/21	8,530,704

Discord Inc Series I	9/15/21	770,874

DNA Script SAS	12/17/21	68,063

DNA Script SAS	12/17/21	259,441

DNA Script SAS Series B	12/17/21	3,203

DNA Script SAS Series C	10/01/21	1,791,891

Dragonfly Therapeutics Inc	12/19/19	3,336,950

Element Biosciences Inc Series B	12/13/19	1,315,160

Element Biosciences Inc Series C	6/21/21	2,094,954

Element Biosciences Inc Series D	6/28/24	411,020

Element Biosciences Inc Series D1	6/28/24	411,020

Element Labs Inc Series A	2/11/25	494,272

ElevateBio LLC Series C	3/09/21	1,394,838

Enevate Corp 10% 5/12/2025	11/12/24	12,651

Enevate Corp 6%	11/02/23 - 10/31/24	45,268

Enevate Corp Series E	1/29/21	903,092

Epic Games Inc	7/13/20 - 7/30/20	6,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/23 - 12/31/24	1,070,749

Evozyne Inc Series A	4/09/21	2,278,458

Evozyne Inc Series B	9/14/23	988,851

Fanatics Inc Class A	8/13/20 - 10/24/22	6,002,415

Faraday Pharmaceuticals Inc Series B	12/30/19	288,996

Farmers Business Network Inc 15% 9/28/2025	9/29/23 - 9/25/24	539,051

Farmers Business Network Inc Series G	9/15/21	993,779

Farmers Business Network Inc warrants 9/27/2033	9/29/23	0

Figma Inc Class A	5/15/24	1,962,800

Freenome Holdings Inc Series C	8/14/20	1,262,201

Freenome Holdings Inc Series D	11/22/21	690,407

Galvanize Therapeutics 6% 2/28/2027	2/28/24	751,000

Galvanize Therapeutics Series B	3/29/22	1,764,020

Generate Biomedicines Inc Series B	11/02/21	1,865,072

Generate Biomedicines Inc Series C	6/05/23 - 1/21/25	2,844,154

Genesis Therapeutics Inc Series D	8/10/23	2,055,891

GlycoMimetics Inc	10/28/24	915,115

GoBrands Inc Series G	3/02/21	6,700,664

GoBrands Inc Series H	7/22/21	8,302,821

Immunovant Inc	1/13/25	1,693,180

Inscripta Inc Series D	11/13/20	1,411,367

Inscripta Inc Series E	3/30/21	1,963,412

InSightec Ltd Series G	6/17/24	1,432,596

Intarcia Therapeutics Inc 6%	2/26/19	614,446

Intarcia Therapeutics Inc Series EE	9/02/16	6,992,640

JUUL Labs Inc Class A	7/06/18 - 2/23/24	2,478,548

JUUL Labs Inc Series E	7/06/18	196,006

Kardium Inc/CA 0%	12/30/20	1,612,660

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 12/31/24	1,856,013

Kardium Inc/CA Series D-6	12/30/20	1,154,861

Kartos Therapeutics Inc Series C	8/22/23	1,777,292

Kartos Therapeutics Inc Series D	2/26/25	598,947

Korro Bio Inc	7/14/23	959,092

Laronde Inc Series B	8/13/21	1,860,096

LifeMine Therapeutics Inc Series C	2/15/22	3,626,739

Lightmatter Inc Series C1	5/19/23	2,000,176

Lightmatter Inc Series C2	12/18/23	496,400

Lightmatter Inc Series D	10/11/24	9,022,802

Lyte Ai Inc	8/13/24	2,258,862

Medical Microinstruments Inc/Italy Series C	2/16/24	1,772,386

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Meesho Series D2	7/15/24	2,522,744

Meesho Series E	7/15/24	420,224

Meesho Series E1	4/18/24	255,696

Meesho Series F	9/21/21 - 7/15/24	5,179,069

Menlo Microsystems Inc Series C	2/09/22	1,272,194

Mirador Therapeutics Inc Series A	3/19/24	2,082,393

National Resilience Inc Series B	12/01/20	3,434,780

National Resilience Inc Series C	6/28/21	1,991,789

Neutron Holdings Inc	2/04/21	4,384

Neutron Holdings Inc 4% 5/22/2027	6/04/20	857,900

Neutron Holdings Inc 4% 6/12/2027	6/12/20	25,455

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 10/27/24	1,550,362

Neutron Holdings Inc Series 1D	1/25/19	1,377,091

Odyssey Therapeutics Inc Series B	9/30/22	2,955,958

Odyssey Therapeutics Inc Series C	10/25/23	1,078,140

Omada Health Inc Series E	12/22/21	2,608,284

Oura Health Oy Series D	12/18/24	5,797,873

Parabilis Medicines Inc Series D	11/17/22	2,664,890

Parabilis Medicines Inc Series E	2/29/24	713,373

Paragon Biosciences Emalex Capital Inc Series B	9/18/19	2,020,004

Paragon Biosciences Emalex Capital Inc Series C	2/26/21	1,238,974

Paragon Biosciences Emalex Capital Inc Series D1	10/21/22	2,327,367

Paragon Biosciences Emalex Capital Inc Series D2	5/18/22	382,943

Quell Therapeutics Ltd Series B	11/24/21	1,438,224

Rad Power Bikes Inc	1/21/21	1,202,019

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	181,375

Rad Power Bikes Inc Series A	1/21/21	156,712

Rad Power Bikes Inc Series C	1/21/21	616,636

Rad Power Bikes Inc Series D	9/17/21	2,069,142

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Redwood Materials Series C	5/28/21	770,449

Redwood Materials Series D	6/02/23	322,313

Retym Inc Series C	5/17/23 - 6/20/23	1,575,137

Revolut Group Holdings Ltd	12/27/24	1,589,939

Saliogen Therapeutics Inc Series B	12/10/21	928,004

Saluda Medical Inc	4/06/23	343,201

Saluda Medical Inc 0%	1/03/25	343,200

Saluda Medical Inc Series D	1/20/22	1,402,995

Saluda Medical Inc Series E	4/06/23	1,991,330

Saluda Medical Inc warrants 1/20/2027	1/20/22	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Scorpion Therapeutics Inc Series B	1/08/21	585,688

Scorpion Therapeutics Inc Series C1	7/01/24	688,708

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	352,096

SiMa Technologies Inc Series B	5/10/21	1,733,641

SiMa Technologies Inc Series B1	4/25/22	160,595

Skyhawk Therapeutics Inc	5/21/21	2,069,954

Skyryse Inc 0% 2/5/2027	8/13/24	177,030

Skyryse Inc Series B	10/21/21	2,891,752

Sonoma Biotherapeutics Inc Series B	7/26/21	951,243

Sonoma Biotherapeutics Inc Series B1	7/26/21	760,993

Space Exploration Technologies Corp	10/16/15	6,837,852

Space Exploration Technologies Corp Series G	1/20/15	4,177,960

Stripe Inc Class B	5/18/21	1,745,585

Stripe Inc Series H	3/15/21	770,400

T-Knife Therapeutics Inc Series B	6/30/21	1,150,045

Taalas Inc	2/19/25	1,350,870

Tectonic Therapeutic Inc	1/30/24 - 2/03/25	1,451,639

Tenstorrent Holdings Inc Series C1	4/23/21	2,418,540

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	3,294,551

Tenstorrent Holdings Inc Series D2	7/17/24	884,255

Tory Burch LLC Class A	5/14/15	17,675,026

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,267,627

Treeline Biosciences Series A1	10/27/22	1,236,758

Triveni Bio Inc Series B	9/19/24	1,277,830

Vast Data Ltd Series A	11/28/23	961,389

Vast Data Ltd Series A1	11/28/23	2,366,309

Vast Data Ltd Series A2	11/28/23	2,722,016

Vast Data Ltd Series B	11/28/23	2,165,944

Vast Data Ltd Series C	11/28/23	63,140

Vast Data Ltd Series E	11/28/23	4,139,388

Waymo LLC Series A2	5/08/20	921,441

Waymo LLC Series C2	10/18/24	493,450

Wugen Inc 10% 6/14/2025	6/14/24	408,689

Wugen Inc Series B	7/09/21	750,038

X Holdings Corp Class A	10/27/21	1,326,759

xAI Corp Series B	5/13/24	6,788,510

xAI Corp Series C	11/22/24	12,431,430

Xsight Labs Ltd Series D	2/16/21	1,338,418

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	823,817

Xsight Labs Ltd Series E1	1/11/24	189,665

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Zipline International Inc Series G	6/07/24	1,879,572

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Metsera Inc	2025-07-30

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	196,606,645	1,377,005,480	1,533,393,159	972,078	-	-	40,218,966	40,210,924	0.1%
Fidelity Securities Lending Cash Central Fund	256,455,667	341,842,034	419,342,921	241,170	-	-	178,954,780	178,936,886	0.7%
Total	453,062,312	1,718,847,514	1,952,736,080	1,213,248	-	-	219,173,746	219,147,810

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
GlycoMimetics Inc	915,115	-	-	-	-	837,856	1,752,971	7,381,863
Total	915,115	-	-	-	-	837,856	1,752,971	7,381,863

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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